CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Service	$ 140,268	$ 118,680	$ 274,966	$ 238,255
Recyclable commodity	24,338	18,904	49,446	32,299
Total revenue	164,606	137,584	324,412	270,554
Cost of revenue (exclusive of amortization and depreciation):
Service	136,185	114,323	265,878	228,516
Recyclable commodity	22,386	17,924	45,622	30,758
Total cost of revenue (exclusive of amortization and depreciation)	158,571	132,247	311,500	259,274
Sales and marketing	4,546	3,720	8,496	6,796
Product development	9,315	4,364	18,533	8,523
General and administrative	13,253	13,684	25,880	23,407
Amortization and depreciation	1,402	1,989	2,892	3,614
Total Costs and Expenses	187,087	156,004	367,301	301,614
Loss from operations	(22,481)	(18,420)	(42,889)	(31,060)
Other Income (Expense):
Interest earned				2
Gain on forgiveness of debt		9,892		10,900
Loss on change in fair value of warrants	232		510
Excess fair value over the consideration received for SAFE	(800)		(800)
Other income(expense)	(357)	(220)	(687)	(404)
Interest expense	(3,911)	(2,654)	(7,686)	(4,850)
Total Other Expense	(5,300)	7,018	(9,683)	5,648
Loss Before Income Taxes	(27,781)	(11,402)	(52,572)	(25,412)
Income tax expense (benefit)	13	(560)	41	(709)
Net Loss	$ (27,794)	$ (10,842)	$ (52,613)	$ (24,703)
Net loss per unit, basic and diluted	$ (0.83)	$ (0.33)	$ (1.57)	$ (0.76)
Weighted-average units used in computing net loss per unit, basic and diluted	33,509,272	32,772,909	33,509,272	32,600,544